EARNINGS (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic earnings (loss) per share
Net income (loss) available to the company's common shareholders	$ (10,223,130)	$ (24,298,114)	$ 1,995,621
Weighted average shares outstanding - Basic (in shares)	5,862,647	5,510,076	4,625,195
Earnings (loss) per share - Basic (in dollars per share)	$ (1.74)	$ (4.41)	$ 0.43
Diluted earnings (loss) per share
Net income (loss) available to the company's common shareholders	$ (10,223,130)	$ (24,298,114)	$ 1,995,621
Weighted average shares outstanding - Basic (in shares)	5,862,647	5,510,076	4,625,195
Options and warrants (in shares)	33,887	87,093	50,932
Weighted shares outstanding - Diluted (in shares)	5,896,534	5,597,169	4,676,127
Earnings (loss) per share - Diluted (in dollars per share)	$ (1.73)	$ (4.34)	$ 0.43